Long-term debt - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 1,502,271	$ 1,556,206
Less current maturities	(55,905)	(53,997)
Non-current portion of long-term debt	1,446,366	1,502,209
Debt discounts and deferred financing fees	17,800	17,800
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,188,163	1,186,424
3.25% due December 15, 2019
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 348,060	347,126
3.25% due December 15, 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Unsecured notes, interest rate	3.25%
5.25% due March 1, 2022
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 248,072	247,685
5.25% due March 1, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Unsecured notes, interest rate	5.25%
4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 296,873	296,529
4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Unsecured notes, interest rate	4.25%
5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,158	295,084
5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Unsecured notes, interest rate	5.65%
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 241,190	288,515
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 72,918	$ 81,267